Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Technology Portfolio
May 31, 2025
TEC-NPRT1-0725
1.802190.121
Common Stocks - 97.4%
	Shares	Value ($)
CANADA - 1.6%
Information Technology - 1.6%
IT Services - 1.6%
Shopify Inc Class A (United States) (a)	2,322,400	249,007,728
CHINA - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (a)(b)	1,015,442	10
INDIA - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (a)	579,000	2,423,656
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (a)(b)(c)	71,863	1
Xsight Labs Ltd warrants 12/30/2031 (a)(b)(c)	65,613	0

TOTAL ISRAEL		1
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Renesas Electronics Corp	1	12
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	24,257	3,463,631
NETHERLANDS - 4.5%
Information Technology - 4.5%
Semiconductors & Semiconductor Equipment - 4.5%
ASML Holding NV	163,550	120,493,862
NXP Semiconductors NV	3,038,937	580,832,029

TOTAL NETHERLANDS		701,325,891
TAIWAN - 2.2%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (a)(b)	1,015,442	0
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
Taiwan Semiconductor Manufacturing Co Ltd	10,628,488	339,625,726
TOTAL TAIWAN		339,625,726
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Deliveroo PLC Class A (a)(d)(e)	6,252,898	14,785,598
Specialty Retail - 0.0%
Cazoo Group Ltd (a)(c)	72	0
Cazoo Group Ltd Tranche 1 warrants (a)(b)	78	0
Cazoo Group Ltd Tranche 2 warrants (a)(b)	86	0
Cazoo Group Ltd Tranche 3 warrants (a)(b)	95	0
		0
TOTAL CONSUMER DISCRETIONARY		14,785,598

Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(c)	19,677	17,323,631
TOTAL UNITED KINGDOM		32,109,229
UNITED STATES - 88.9%
Communication Services - 1.0%
Entertainment - 0.9%
Netflix Inc (a)	110,830	133,797,301
Interactive Media & Services - 0.1%
Alphabet Inc Class A	96,100	16,504,214
Epic Games Inc (a)(b)(c)	17,917	12,078,387
		28,582,601
TOTAL COMMUNICATION SERVICES		162,379,902

Consumer Discretionary - 1.1%
Broadline Retail - 1.0%
Amazon.com Inc (a)	743,700	152,465,937
Hotels, Restaurants & Leisure - 0.1%
Airbnb Inc Class A (a)	191,909	24,756,261
TOTAL CONSUMER DISCRETIONARY		177,222,198

Consumer Staples - 0.0%
Food Products - 0.0%
Local Bounti Corp (a)	118,993	250,480
Industrials - 2.4%
Electrical Equipment - 0.0%
ESS Tech Inc Class A (a)	52,485	89,225
Ground Transportation - 2.4%
Lyft Inc Class A (a)	1,718,528	26,190,367
Uber Technologies Inc (a)	4,105,438	345,513,662
		371,704,029
TOTAL INDUSTRIALS		371,793,254

Information Technology - 84.4%
Communications Equipment - 4.4%
Cisco Systems Inc	10,916,373	688,168,154
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp Class A	1,321,376	118,831,344
IT Services - 3.9%
CoreWeave Inc Class A (f)	1,142,000	127,116,020
CoreWeave Inc Class A (b)(f)	74,143	8,286,399
Okta Inc Class A (a)	2,484,317	256,306,985
Snowflake Inc Class A (a)	1,051,180	216,196,191
		607,905,595
Semiconductors & Semiconductor Equipment - 34.6%
Astera Labs Inc (a)	1,000,759	90,788,856
Broadcom Inc	127,778	30,931,220
GlobalFoundries Inc (a)	9,968,012	356,854,830
Marvell Technology Inc	8,352,117	502,713,922
Micron Technology Inc	2,929,479	276,718,586
NVIDIA Corp	26,753,550	3,615,207,213
ON Semiconductor Corp (a)	9,931,808	417,334,572
Teradyne Inc	1,285,728	101,058,221
		5,391,607,420
Software - 25.4%
Algolia Inc (a)(b)(c)	153,503	2,993,309
Atlassian Corp Class A (a)	309,800	64,323,774
Autodesk Inc (a)	138,100	40,894,172
Celestial AI Inc (b)(c)	21,609	360,006
Crowdstrike Holdings Inc Class A (a)	189,500	89,324,615
CyberArk Software Ltd (a)	300,200	114,910,556
Datadog Inc Class A (a)	2,667,071	314,394,329
HubSpot Inc (a)	381,876	225,268,652
Manhattan Associates Inc (a)	766,957	144,786,142
Microsoft Corp	4,355,386	2,005,045,499
Monday.com Ltd (a)	153,619	45,700,116
Nutanix Inc Class A (a)	72,472	5,557,878
OpenAI Global LLC rights (a)(b)(c)	9,041,100	13,290,417
Palantir Technologies Inc Class A (a)	1,160,000	152,864,800
Salesforce Inc	1,164,252	308,957,553
Servicenow Inc (a)	345,095	348,922,104
Stripe Inc Class B (a)(b)(c)	38,600	1,370,300
Urgent.ly Inc (a)(g)	3,014	16,517
Zscaler Inc (a)(g)	322,600	88,940,820
		3,967,921,559
Technology Hardware, Storage & Peripherals - 15.3%
Apple Inc	10,052,550	2,019,054,668
Sandisk Corp/DE	1,263,811	47,633,037
Seagate Technology Holdings PLC	965,794	113,905,744
Western Digital Corp (a)	4,145,833	213,717,691
		2,394,311,140
TOTAL INFORMATION TECHNOLOGY		13,168,745,212

TOTAL UNITED STATES		13,880,391,046
TOTAL COMMON STOCKS (Cost $8,159,382,885)		15,208,346,930

Convertible Preferred Stocks - 1.7%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (a)(b)(c)	70,707	15,680,691
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(b)(c)	40,842	8,649,688
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (a)(b)(c)	281,500	472,920
Xsight Labs Ltd Series E (b)(c)	328,067	2,624,536
Xsight Labs Ltd Series E1 (b)(c)	239,542	1,916,336

TOTAL ISRAEL		5,013,792
UNITED STATES - 1.5%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (a)(b)(c)	1,300	316,120
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (a)(b)(c)	88,100	1,127,680
Tenstorrent Holdings Inc Series D1 (b)(c)	119,836	9,120,718
		10,248,398
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A10 (b)(c)	505,168	217,222
ABL Space Systems Co Series A8 (b)(c)	111,201	47,816
ABL Space Systems Co Series A9 (b)(c)	83,871	36,065
		301,103
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (a)(b)(c)	72,591	6,893,242
TOTAL INDUSTRIALS		7,194,345

Information Technology - 1.4%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (a)(b)(c)	605,440	7,295,552
Electronic Equipment, Instruments & Components - 0.1%
Vast Data Ltd Series A (a)(b)(c)	74,785	1,637,792
Vast Data Ltd Series A1 (a)(b)(c)	184,071	4,031,155
Vast Data Ltd Series A2 (a)(b)(c)	211,741	4,637,128
Vast Data Ltd Series B (a)(b)(c)	168,485	3,689,822
Vast Data Ltd Series C (a)(b)(c)	4,912	107,572
Vast Data Ltd Series E (a)(b)(c)	160,999	3,525,878
		17,629,347
IT Services - 0.1%
Gupshup Inc (a)(b)(c)	257,284	1,680,065
X.Ai Holdings Corp Series C (b)(c)	543,600	19,874,016
		21,554,081
Semiconductors & Semiconductor Equipment - 0.0%
Rexford Industrial Realty Inc 5.625% Series C (a)(b)(c)	324,475	3,222,036
Rexford Industrial Realty Inc 5.875% Series D (b)	80,495	845,197
		4,067,233
Software - 1.0%
Algolia Inc Series D (a)(b)(c)	109,867	2,142,407
Anthropic PBC Series B (a)(b)(c)	468,400	29,776,188
Anthropic PBC Series D (a)(b)(c)	477,478	31,680,665
Celestial AI Inc Series A (b)(c)	137,789	2,295,565
Celestial AI Inc Series B (b)(c)	103,683	1,727,358
Celestial AI Inc Series C1 (b)(c)	415,333	6,919,448
Databricks Inc Series G (a)(b)(c)	45,012	4,627,234
Databricks Inc Series H (a)(b)(c)	174,018	17,889,050
Databricks Inc Series I (a)(b)(c)	2,969	305,213
Databricks Inc Series J (b)(c)	92,119	9,469,833
Runway AI Inc Series D (b)(c)	1,308,390	15,085,737
Skyryse Inc Series B (a)(b)(c)	121,800	3,365,334
Stripe Inc Series H (a)(b)(c)	17,100	607,050
Stripe Inc Series I (a)(b)(c)	487,275	17,298,263
		143,189,345
Technology Hardware, Storage & Peripherals - 0.2%
Lightmatter Inc Series C1 (a)(b)(c)	191,790	11,823,854
Lightmatter Inc Series C2 (a)(b)(c)	30,125	1,895,766
Lightmatter Inc Series D (b)(c)	132,300	10,243,989
		23,963,609
TOTAL INFORMATION TECHNOLOGY		217,699,167

TOTAL UNITED STATES		235,458,030
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $206,459,526)		264,802,201

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (a)(b) (Cost $12,798,000)	711,000	5,666,670

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.32	135,491,863	135,518,962
Fidelity Securities Lending Cash Central Fund (h)(i)	4.32	542,922	542,975
TOTAL MONEY MARKET FUNDS (Cost $136,061,937)			136,061,937

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,514,702,348)	15,614,877,738
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,836,116)
NET ASSETS - 100.0%	15,611,041,622

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $311,373,055 or 2.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,785,598 or 0.1% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $14,785,598 or 0.1% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $135,402,419 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Security or a portion of the security is on loan at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A10	12/14/23	863,181

ABL Space Systems Co Series A8	3/24/21	4,413,489

ABL Space Systems Co Series A9	10/22/21	5,098,960

Akeana Series C	1/23/24	1,124,226

Algolia Inc	10/27/21	4,489,203

Algolia Inc Series D	7/23/21	3,213,066

Anthropic PBC Series B	3/22/24	14,616,272

Anthropic PBC Series D	5/31/24	14,326,489

Astranis Space Technologies Corp Series C	3/19/21	13,271,808

Beta Technologies Inc Series A	4/09/21	5,318,743

Bolt Technology OU Series E	1/03/22	10,610,609

ByteDance Ltd Series E1	11/18/20	7,747,662

Cazoo Group Ltd	3/28/21	1,164,734

Celestial AI Inc	2/25/25	320,152

Celestial AI Inc Series A	2/25/25	2,041,440

Celestial AI Inc Series B	2/25/25	1,536,136

Celestial AI Inc Series C1	2/25/25	7,239,337

Databricks Inc Series G	2/01/21	2,661,228

Databricks Inc Series H	8/31/21	12,787,562

Databricks Inc Series I	9/14/23	218,222

Databricks Inc Series J	12/17/24	8,521,008

Discord Inc Series I	9/15/21	715,812

Epic Games Inc	3/29/21	15,856,545

Gupshup Inc	6/08/21	5,882,850

Lightmatter Inc Series C1	5/19/23	3,156,250

Lightmatter Inc Series C2	12/18/23	783,304

Lightmatter Inc Series D	10/11/24	10,614,495

OpenAI Global LLC rights	9/30/24	9,041,100

Revolut Group Holdings Ltd	12/27/24	17,113,995

Rexford Industrial Realty Inc 5.625% Series C	5/17/23 - 6/20/23	2,525,000

Runway AI Inc Series D	9/06/24	14,185,273

Skyryse Inc Series B	10/21/21	3,006,020

Stripe Inc Class B	5/18/21	1,548,955

Stripe Inc Series H	3/15/21	686,138

Stripe Inc Series I	3/20/23 - 5/12/23	9,810,863

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	9,446,246

Vast Data Ltd Series A	11/28/23	822,635

Vast Data Ltd Series A1	11/28/23	2,024,781

Vast Data Ltd Series A2	11/28/23	2,329,151

Vast Data Ltd Series B	11/28/23	1,853,335

Vast Data Ltd Series C	11/28/23	54,032

Vast Data Ltd Series E	11/28/23	3,541,978

X.Ai Holdings Corp Series C	11/22/24	11,768,940

Xsight Labs Ltd Series D	2/16/21	2,250,874

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	2,624,535

Xsight Labs Ltd Series E1	1/11/24	1,915,378

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
CoreWeave Inc Class A	9/24/2025

CoreWeave Inc Class A	9/24/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	98,707,316	1,630,171,029	1,593,359,383	2,573,564	-	-	135,518,962	135,491,863	0.2%
Fidelity Securities Lending Cash Central Fund	63,231,501	261,518,235	324,206,761	351,838	-	-	542,975	542,922	0.0%
Total	161,938,817	1,891,689,264	1,917,566,144	2,925,402	-	-	136,061,937

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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